Note 8 - Earnings Per Share - Income (Loss) Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Basic	$ 0.91	$ 1.72	$ 0.14
Diluted	$ 0.9	$ 1.69	$ 0.14
Issued shares at beginning of period (in shares)	87,518,284	89,215,121	115,145,866
Effect of shares issued upon exercise of equity awards	944,983	1,003,925	790,476
Effect of share repurchases	0	(963,143)	(6,457,254)
Basic weighted-average number of shares in the period (in shares)	88,463,267	89,255,903	109,479,088
Effect of unexercised equity awards (in shares)	1,213,007	1,665,705	853,464
Diluted weighted-average number of shares in the period (in shares)	89,676,274	90,921,608	110,332,552
ADS equivalent of basic weighted-average number of ordinary shares in the period (in shares)	88,463,267	89,255,903	109,479,088
ADS equivalent of diluted weighted-average number of ordinary shares in the period (in shares)	89,676,274	90,921,608	110,332,552